Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases
Land use rights with total carrying amount	¥ 541,071	¥ 749,275		$ 74,126
Options to terminate the leases (true or false)	true
Operating lease cost	¥ 249,169	344,606	¥ 409,196
Cash paid for amounts included in the measurement of operating lease liabilities	271,670	331,579	471,214
Right-of-use assets obtained in exchange for operating lease obligations	40,557	215,209	336,381
Short-term lease cost	¥ 44,600	¥ 42,300	¥ 27,400
Weighted average remaining lease term (in years)	2 years 10 months 13 days	2 years 11 months 1 day		2 years 10 months 13 days
Weighted average discount rate	3.62%	3.77%		3.62%
Equal to or more than
Leases
Remaining lease terms (in months or years)	1 month			1 month
Less than
Leases
Remaining lease terms (in months or years)	66 years			66 years
ASC 842 | Cumulative effect of changes in accounting principles | Land use rights
Leases
Land use rights with total carrying amount	¥ 4,200,000	¥ 4,100,000